Retirement Plans and Postretirement Costs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 29, 2014
Pension and SERP
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	$ 7
Net actuarial loss	1,748
Total	1,755
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(481)
Net actuarial loss	437
Total	$ (44)